Investments and Fair Value Measurements (Assets Measured At Fair Value) (Detail) (USD $)	Jan. 31, 2011	Dec. 31, 2010
Schedule of Investments [Line Items]
Investments	$ 0	$ 241,207
Fair Value, Inputs, Level 1 [Member]
Schedule of Investments [Line Items]
Investments	0	244,416
Exchange Traded Funds [Member]
Schedule of Investments [Line Items]
Investments		51,728
Exchange Traded Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Schedule of Investments [Line Items]
Investments		52,830
Government money market fund
Schedule of Investments [Line Items]
Investments		101,296,000
Government money market fund | Fair Value, Inputs, Level 1 [Member]
Schedule of Investments [Line Items]
Investments		101,296
High Yield Bond Fund [Member]
Schedule of Investments [Line Items]
Investments		88,183
High Yield Bond Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Schedule of Investments [Line Items]
Investments		90,290
Unrealized Gain (Loss Or Write-Down) [Member]
Schedule of Investments [Line Items]
Investments	0	3,209,000
Unrealized Gain (Loss Or Write-Down) [Member] | Exchange Traded Funds [Member]
Schedule of Investments [Line Items]
Investments		1,102
Unrealized Gain (Loss Or Write-Down) [Member] | Government money market fund
Schedule of Investments [Line Items]
Investments		$ 0